Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 9,108	$ 8,938
Accrued interest	2,463	2,343
Current income tax receivable	2,325	1,614
Defined benefit asset	10	113
Insurance-related assets, excluding investments	1,663	1,638
Prepaid expenses	1,303	950
Total	$ 16,872	$ 15,596